S-K 1603(b) Conflicts of Interest	Mar. 31, 2026
Spac Sponsor Conflict Of Interest Line Items
Conflict of Interest, Description [Text Block]

Conflicts of Interest

Potential investors should be aware that there are actual or potential material conflicts of interest between (i) our sponsor, officers, directors, promotors and their respective affiliates and (ii) our unaffiliated security holders (including purchasers of the public units being sold in this offering) with respect to determining whether to proceed with a de-SPAC transaction and the manner in which we compensate our sponsor, officers, directors, promotors and their respective affiliates. Because of the financial and personal interests described below, our sponsor, officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and the terms on which we will complete such business combination, and they may be incentivized to (i) pursue a target company that has a less favorable risk, stability or profitability profile for our public shareholders but would be easier, quicker and more certain to guide through the business combination process over a target company that has a better risk, stability or profitability profile for our public shareholders but may take a longer time to diligence and go through the business combination process or (ii) effect our initial business combination with less desirable terms and conditions in order complete a business combination within the required period, both of which could cause our public shareholders to experience a negative rate of return or lose significant value on their shares of the combined company. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	On November 20, 2025, our sponsor purchased an aggregate of 1,725,000 insider shares for an aggregate of $25,000 (or approximately $0.014 per share), up to 225,000 of which will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised. Our sponsor has also committed to purchasing from us an aggregate of 230,000 private units (or up to 243,500 private units if the underwriters’ over-allotment option is exercised) at $10.00 per private unit for a total purchase price of $2,300,000 (or up to $2,435,000 if the underwriters’ over-allotment option is exercised) simultaneously with the consummation of this offering. Upon consummation of our offering and the private placement, assuming our sponsor, officers and directors do not purchase additional units or shares, our sponsor, officer and directors will own 1,500,000 of our issued and outstanding shares immediately after this offering, if the underwriters’ over-allotment option is not exercised, or 1,725,000 of our issued and outstanding shares immediately after this offering if the underwriters’ over-allotment option is fully exercised.

●	On November 17, 2025, we issued an unsecured promissory note to our sponsor with an aggregate principal amount of up to $350,000, which is non-interest-bearing. On December 16, 2025, we amended and restated the note by issuing an amended and restated promissory note, increasing the principal amount to $600,000. The principal of this note may be drawn down from time to time upon a written request from us to our sponsor. The principal under the note is payable on the date on which we consummate the initial public offering of our securities or the date on which we determine not to conduct an initial public offering of our securities. As of December 31, 2025, the Company has borrowed $95,674 under the promissory note with our Sponsor.

●	If a business combination is completed, based on the difference between the nominal purchase price our sponsor, officers and directors paid for the insider shares and our public shareholders’ purchase price of $10.00 per unit sold in the offering, our sponsor, officers and directors may earn a positive rate of return even if the share price of the combined company falls below the price our public shareholders paid for the units in this offering and our public shareholders experience a negative rate of return or lose significant value on the shares of the combined company. If the over-allotment option is not exercised, our sponsor, officers and directors can recoup their investment in their insider shares as long as the combined company’s stock trades at or above $0.017 per share and our sponsor can recoup its investment in its insider shares and private shares as long as the combined company’s shares trade at or above $1.34 per share. If the over-allotment option is exercised in full, our sponsor, officers and directors can recoup their investment in their insider shares as long as the combined company’s stock trades at or above $0.015 per share and our sponsor can recoup its investment in its insider shares and private shares as long as the combined company’s stock trades at or above $1.25 per share. The nominal price at which the insider shares were issued also results in a substantial dilution to our public shareholders. For more details, see “Dilution.”

●	On the other hand, if we fail to complete a business combination within the required period, we will cease all operations except for the purpose of winding up, distribute the aggregate amount then on deposit in the trust account, including interest (net of taxes payable and up to $100,000 of interest to pay dissolution expenses), pro rata to our public shareholders, by way of the redemption of their shares, and, subject to the approval of our remaining shareholders and our board of directors, dissolve and liquidate. In such event, the insider shares and private units held by our sponsor, officers and directors would be worthless and they will lose their entire investment, except to the extent they receive liquidating distributions from assets outside the trust account, because (A) they have agreed, pursuant to a letter agreement with us, to (i) waive any right to exercise redemption rights with respect to any ordinary shares beneficially owned or to be owned by them, directly or indirectly, whether acquired before, in, or after the IPO (or to sell such shares to our company in a tender offer), (ii) waive any and all Claims with respect to their insider shares and private shares any Claim they may have in the future as a result of, or arising out of, any contracts or agreements with us and to not seek recourse against the trust account for any reason whatsoever, although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the required period and to liquidating distributions from assets outside the trust account, and (iii) subject their insider shares, ordinary shares issuable upon conversion thereof, and the private units and their component securities to the aforementioned transfer restrictions; and (B) the sponsor will not receive any of such funds for the warrants it purchased as part of its private units and these warrants will expire worthless.

●	The insider shares are identical to the public shares except for with respect to the transfer restrictions, registration rights, redemption rights, liquidating rights, and anti-dilution rights. For more details, see “Prospectus Summary — The Offering — Insider shares and letter agreement” and “Description of Securities — Ordinary Shares.”

●	In the event that following this offering we obtain working capital loans from our sponsor, officers, directors or their affiliates to finance transaction costs related to our initial business combination, such loans will be repayable upon the consummation of our initial business combination, and the lender has the option to convert up to $3,000,000 of such loans into private units at a price of $10.00 per unit prior to or upon the consummation of our initial business combination. If a business combination is not consummated, the loans will not be repaid except to the extent that we have funds available outside of the trust account. In addition, the conversion price for such working capital loans may potentially be significantly less than the market price of our shares at the time the lender elects to convert its working capital loans into private units. Further, the issuance of additional ordinary shares underlying these units will increase the number of issued and outstanding ordinary shares, result in a material dilution to the equity interests of our public shareholders and reduce the value of our public shares, which could make it more difficult to effect a business combination or obtain future financing.

●	Pursuant to the Administrative Support Agreement, we will pay to our sponsor $10,000 per month for certain utilities and secretarial and administrative support as may be reasonably required by the Company that the sponsor shall make available, or cause to be made available, to our company or successor until the closing of our initial business combination or our liquidation, and the sponsor has waived (i) any Claim in or to, and any and all right to seek payment of any amounts due to it out of, the trust account as a result of, or arising out of, the agreement and (ii) any Claim it may have in the future, which Claim would reduce, encumber or otherwise adversely affect the trust account or any monies or other assets in the trust account, and agrees not to seek recourse, reimbursement, payment or satisfaction of any Claim against the trust account or any monies or other assets in the trust account for any reason whatsoever.

●	While our sponsor, officers, directors or their affiliates may receive reimbursement from us for reasonable out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination from funds held outside the trust account prior to the completion of our initial business combination, no reimbursement may be made from the proceeds held in the trust account prior to the completion of a business combination. If we fail to consummate a business combination within the required period, these persons will not have any claim against the trust account for reimbursement or receive any reimbursement.

●	Our sponsor has engaged ARC Group Limited, an affiliate of ARC Group Securities LLC, to provide financial advisory services in connection with this offering. These services include market analysis, positioning, financial modeling, organizational structuring, and capital requirement assessments, as well as support throughout the public offering process, including assistance with the preparation of financial information and statements. According to the engagement letter, between an affiliate of our sponsor and ARC Capital, an affiliate of ARC Group Limited, dated October 17, 2025, ARC Group Limited has received $50,000 compensation in cash for its services and will receive a further $150,000 compensation in cash for its services upon the successful completion of the offering and will be reimbursed for certain of its expenses in an amount not to exceed $1,000, and such cash compensation will not result in a material dilution of your equity interest. There is no actual or potential material conflict of interest between the advisor and any purchaser in the offering as a result of this affiliation.

●	In the event of the liquidation of the trust account, our sponsor has agreed to indemnify and hold harmless our company for any debts and obligations to target businesses or vendors or other entities that are owed money by us for services rendered or contracted for or products sold to us, but only to the extent necessary to ensure that such debt or obligation does not reduce the amount of funds in the trust account below $10.00 per share and provided that such indemnity shall not apply if such vendor or prospective target business executed an agreement waiving any right, title, interest or claim of any kind they may have in or to any monies held in the trust account.

●	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers and directors or their affiliates, nor are we prohibited from consummating a business combination where any of our sponsor, officers and directors or their affiliates acquire a minority interest in the target business alongside our acquisition, provided that such transaction must be approved by a majority of our independent directors who do not have an interest in such transaction. Accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and the terms on which we will complete such business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. Unless our board is unable to independently determine the fair market value of a target business or businesses, or the target is affiliated with our sponsor, officers and directors or their affiliates, we are not required to obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions that the price we are paying is fair to our company from a financial point of view. If no opinion is obtained, our shareholders will be relying on the judgment of our board of directors, who will determine fair market value based on standards generally accepted by the financial community. Such standards used will be disclosed in our proxy materials or tender offer documents, as applicable, related to our initial business combination.

●	Our officers and directors will be able to remain with the combined company only if they are able to negotiate employment or consulting agreements or other arrangements in connection with the business combination. Such negotiations would take place simultaneously with the negotiation of the business combination and could provide for such individuals to receive compensation in the form of cash payments and/or our securities for services they would render to the Company after the consummation of the business combination. The personal and financial interests of such individuals may influence their motivation in identifying and selecting a target business.

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Each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	Our officers and directors are not required to commit their full time to our affairs, and certain of our officers and directors presently have, and any of them in the future may have, additional, fiduciary, contractual or other obligations or duties to one or more other entities. Accordingly, if such officers or directors become aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she will honor these obligations and duties to present such business combination opportunity to such entities, and may only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us. These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. If our officers and directors are required to devote more substantial amounts of time to their other business affairs or present a business combination opportunity to such entities, our ability to consummate our initial business combination could be materially and adversely affected.

We cannot assure you that any of the conflicts mentioned above will be resolved in our favor. Other than the payments described above, our sponsor, officers and directors have agreed pursuant to the letter agreement that they and their affiliates will not receive and will not accept a finder’s fee or any other compensation prior to, or for services rendered in order to effectuate, the consummation of our initial business combination.